CONSOLIDATED AND COMBINED STATEMENT OF COMPREHENSIVE OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net earnings	$ 268,586	$ 32,183	$ 292,371
Other comprehensive income (loss), net of income taxes:
Change in foreign currency translation adjustment	7,810	311	(6,444)
Change in unrealized gains and losses on available-for-sale marketable debt securities	2	(3)	3
Total other comprehensive income (loss), net of income taxes	7,812	308	(6,441)
Comprehensive income, net of income taxes	276,398	32,491	285,930
Components of comprehensive income attributable to noncontrolling interests:
Net loss (earnings) attributable to noncontrolling interests	1,140	(9,288)	(45,599)
Change in foreign currency translation adjustment attributable to noncontrolling interests	(1,718)	26	1,416
Change in unrealized gains and losses of available-for-sale marketable debt securities attributable to noncontrolling interests	0	1	(1)
Comprehensive income attributable to noncontrolling interests	(578)	(9,261)	(44,184)
Comprehensive income attributable to IAC shareholders	$ 275,820	$ 23,230	$ 241,746